Goodwill and Other Intangible Assets - Company's intangible assets other than goodwill (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Estimated useful lives of other intangible assets
Gross Carrying Amount	$ 734.4	$ 735.2	$ 776.8
Accumulated Amortization Amount	(231.1)	(215.6)	(192.3)
Net Book Value	503.3	519.6	584.5
Trademarks and tradenames
Estimated useful lives of other intangible assets
Gross Carrying Amount	174.8	175.1	199.4
Net Book Value	174.8	175.1	199.4
Customer relationships
Estimated useful lives of other intangible assets
Gross Carrying Amount	415.3	415.2	415.0
Accumulated Amortization Amount	(161.0)	(150.4)	(129.5)
Net Book Value	254.3	264.8	285.5
Patents
Estimated useful lives of other intangible assets
Gross Carrying Amount	1.7	1.7	1.7
Accumulated Amortization Amount	(1.7)	(1.6)	(1.4)
Net Book Value	0.0	0.1	0.3
Other intangibles
Estimated useful lives of other intangible assets
Gross Carrying Amount	142.6	143.2	160.7
Accumulated Amortization Amount	(68.4)	(63.6)	(61.4)
Net Book Value	$ 74.2	$ 79.6	$ 99.3